UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported) February 17, 2026

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0002055075 (1)

Andrew Deringer, Marlette Funding, LLC, (415) 559-4308

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

(1)

Best Egg Asset Structured Pass Through Depositor Trust, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period: Best Egg Asset Structured Pass Through Master Trust (Series 2024-A, Series 2024-B, Series 2025-A, Series 2025-B, Series 2025-C, Series 2025-D, Series 2025-E, Series 2025-F, Series 2025-G, Series 2025-H, Series 2025-1HS and Series 2025-2HS).

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 17, 2026

BEST EGG ASSET STRUCTURED PASS THROUGH DEPOSITOR TRUST (Securitizer)

By: Marlette Funding, LLC, as Administrator of Securitizer

By:	/s/ Andrew Deringer
Name:	Andrew Deringer
Title:	Chief Financial Officer